Business Segment Information	6 Months Ended
Jun. 30, 2011
Business Segment Information
Business Segment Information

7. Business Segment Information

We define Segment Margin as revenues less product costs, operating expenses (excluding non-cash charges, such as depreciation and amortization), and segment general and administrative expenses, plus our equity in distributable cash generated by our equity investees. Our segment margin definition also excludes the non-cash effects of our stock appreciation rights compensation plan, and includes the non-income portion of payments received under direct financing leases. Our chief operating decision maker (our Chief Executive Officer) evaluates segment performance based on a variety of measures including Segment Margin, segment volumes, where relevant, and maintenance capital investment.

In the first quarter of 2011, we reorganized our operating segments as a result of a change in the way our Chief Executive Officer evaluates the performance of operations, develops strategy and allocates capital resources. The results of our CO2 marketing activities and processing of syngas through a joint venture, formerly reported in the Industrial Gases Segment, are now included in our Supply and Logistics Segment. The change in operating segments had no impact on our reportable units for goodwill purposes. The historical segment disclosures have been recast to be consistent with the current presentation. This recast also included combining revenues and costs and expenses for our industrial gases activities shown separately in our Unaudited Condensed Consolidated Statements of Operations in the 2010 period with revenues and costs and expenses for our supply and logistics activities.

	Pipeline Transportation	Refinery Services	Supply & Logistics	Total
Three Months Ended June 30, 2011
Segment margin (a)	$16,927	$18,947	$11,799	$47,673

Maintenance capital expenditures	$39	$160	$411	$610

Revenues:
External customers	$12,051	$51,334	$699,405	$762,790
Intersegment (b)	3,033	(1,971)	(1,062)	—

Total revenues of reportable segments	$15,084	$49,363	$698,343	$762,790

Three Months Ended June 30, 2010
Segment margin (a)	$11,437	$16,190	$10,222	$37,849

Maintenance capital expenditures	$78	$356	$484	$918

Revenues:
External customers	$11,498	$40,348	$404,692	$456,538
Intersegment (b)	1,927	(2,127)	200	—

Total revenues of reportable segments	$13,425	$38,221	$404,892	$456,538

Six Months Ended June 30, 2011
Segment margin (a)	$34,609	$36,895	$25,324	$96,828

Maintenance capital expenditures	$226	$367	$796	$1,389

Revenues:
External customers	$24,644	$100,917	$1,327,027	$1,452,588
Intersegment (b)	4,895	(4,008)	(887)	—

Total revenues of reportable segments	$29,539	$96,909	$1,326,140	$1,452,588

Six Months Ended June 30, 2010
Segment margin (a)	$21,836	$29,450	$17,228	$68,514

Maintenance capital expenditures	$134	$815	$594	$1,543

Revenues:
External customers	$22,910	$71,718	$828,441	$923,069
Intersegment (b)	4,173	(3,995)	(178)	—

Total revenues of reportable segments	$27,083	$67,723	$828,263	$923,069

a)	A reconciliation of Segment Margin to income before income taxes for the periods presented is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Segment margin	$47,673	$37,849	$96,828	$68,514
Corporate general and administrative expenses	(7,689)	(5,975)	(15,073)	(11,405)
Depreciation and amortization	(14,253)	(13,606)	(28,156)	(27,012)
Net (loss) gain on disposal of surplus assets	(249)	62	(238)	(18)
Interest expense	(9,011)	(3,760)	(17,710)	(6,964)
Non-cash expenses not included in segment margin	7,102	1,559	(333)	1,335
Other items excluded from income affecting segment margin	(6,061)	(1,227)	(10,476)	(2,532)

Income before income taxes	$17,512	$14,902	$24,842	$21,918

b)	Intersegment sales were conducted on an arm's length basis.